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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2008

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
5/15/2008

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	40

Form 13F Table Value Total:  	 257,718
                                            (thousands)
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
Name of Issuer		  Title of Class	CUSIP		Value	Shares	 Inv.		Other	 Voting Authority
								x1000		 Discretion	Managers Sole	Shared	None

AMERICAN CAMPUS COMMUNITIES	COM		024835100	 4,423 	 161,677 SOLE		N/A	 3,526 	0	 897
ACADIA REALTY TRUST		COM SH BEN INT	004239109	 4,380 	 181,383 SOLE		N/A	 3,586 	0	 795
AMB PROPERTY CORP		COM		00163T109	 10,076  185,157 SOLE		N/A	 7,943 	0	 2,133
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109	 6,720 	 72,472  SOLE		N/A	 5,412 	0	 1,307
AVALONBAY COMMUNITIES INC	COM		053484101	 8,870 	 91,900  SOLE		N/A	 7,090 	0	 1,780
STRATEGIC HOTELS & RESORTS I	COM		86272T106	 1,141 	 86,865  SOLE		N/A	 947 	0	 193
BROOKFIELD PROPERTIES CORP	COM		112900105	 1,841 	 95,320  SOLE		N/A	 1,217 	0	 624
BRE PROPERTIES INC		CL A		05564E106	 6,687 	 146,778 SOLE		N/A	 5,366 	0	 1,321
BOSTON PROPERTIES INC		COM		101121101	 11,690  126,971 SOLE		N/A	 9,475 	0	 2,215
DUPONT FABROS TECHNOLOGY	COM		26613Q106	 3,089 	 187,353 SOLE		N/A	 2,445 	0	 645
DIGITAL REALTY TRUST INC	COM		253868103	 9,906 	 279,053 SOLE		N/A	 8,043 	0	 1,863
DIAMONDROCK HOSPITALITY CO	COM		252784301	 319 	 25,200  SOLE		N/A	 49 	0	 270
EQUITY RESIDENTIAL		SH BEN INT	29476L107	 5,614 	 135,298 SOLE		N/A	 4,452 	0	 1,162
ESSEX PROPERTY TRUST INC	COM		297178105	 4,435 	 38,911  SOLE		N/A	 3,545 	0	 891
EXTRA SPACE STORAGE INC		COM		30225T102	 2,140 	 132,200 SOLE		N/A	 1,702 	0	 438
FIRST INDUSTRIAL REALTY TR	COM		32054K103	 4,747 	 153,674 SOLE		N/A	 3,792 	0	 955
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206	 7,969 	 102,231 SOLE		N/A	 6,690 	0	 1,279
GENERAL GROWTH PROPERTIES	COM		370021107	 8,245 	 216,014 SOLE		N/A	 6,379 	0	 1,866
GRAMERCY CAPITAL CORP		COM		384871109	 2,725 	 130,179 SOLE		N/A	 2,216 	0	 508
HEALTH CARE REIT INC		COM		42217K106	 6,189 	 137,130 SOLE		N/A	 4,954 	0	 1,235
HOST HOTELS & RESORTS INC	COM		44107P104	 12,489  784,468 SOLE		N/A	 10,017 0	 2,471
INLAND REAL ESTATE CORP		COM NEW		457461200	 296 	 19,444  SOLE		N/A	 296 	0	 -
KIMCO REALTY CORP		COM		49446R109	 16,783  428,471 SOLE		N/A	 13,211 0	 3,573
KILROY REALTY CORP		COM		49427F108	 688 	 14,000  SOLE		N/A	 103 	0	 584
MARRIOTT INTERNATIONAL-	CL A	CL A		571903202	 1,663 	 48,400  SOLE		N/A	 1,137 	0	 526
MAGUIRE PROPERTIES INC		COM		559775101	 856 	 59,805  SOLE		N/A	 628 	0	 228
MEDICAL PROPERTIES TRUST INC	COM		58463J304	 2,387 	 210,900 SOLE		N/A	 1,971 	0	 417
NATIONWIDE HEALTH PPTYS INC	COM		638620104	 3,994 	 118,349 SOLE		N/A	 3,252 	0	 742
NORTHSTAR REALTY FINANCE COR	COM		66704R100	 1,393 	 170,475 SOLE		N/A	 1,145 	0	 248
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108	 1,387 	 52,322  SOLE		N/A	 1,102 	0	 286
PROLOGIS			SH BEN INT	743410102	 17,627  299,470 SOLE		N/A	 14,261 0	 3,366
POST PROPERTIES INC		COM		737464107	 1,450 	 37,538  SOLE		N/A	 1,091 	0	 359
PUBLIC STORAGE			COM		74460D109	 6,780 	 76,504  SOLE		N/A	 5,233 	0	 1,547
REGENCY CENTERS CORP		COM		758849103	 5,462 	 84,338  SOLE		N/A	 3,720 	0	 1,742
TANGER FACTORY OUTLET CENTER	COM		875465106	 11,929  310,085 SOLE		N/A	 9,604 	0	 2,325
SL GREEN REALTY CORP		COM		78440X101	 7,974 	 97,878  SOLE		N/A	 6,467 	0	 1,507
SIMON PROPERTY GROUP INC	COM		828806109	 25,252  271,785 SOLE		N/A	 21,028 0	 4,224
TAUBMAN CENTERS INC		COM		876664103	 6,697 	 128,538 SOLE		N/A	 5,626 	0	 1,070
VORNADO REALTY TRUST		SH BEN INT	929042109	 14,009  162,495 SOLE		N/A	 11,274 0	 2,734
VENTAS INC			COM		92276F100	 7,397 	 164,712 SOLE		N/A	 5,974 	0	 1,423

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5/15/2008


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
March 31, 2008.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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